Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

Investments - 104.4%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments - 49.8%¹ʼ²
Direct Credit - 0.2%
North America - 0.2%
COP Exterminators Acquisitions, Inc.[3,9]	Consumer Staples	Subordinated debt	7/31/2023		414,529
($414,529 principal amount, 9% Cash 4% PIK, 1/28/2030)
PracticeTek Midco, LLC[9]	Financial Technology	Subordinated debt	8/30/2023		1,097,812
($1,097,812 principal amount, 14% PIK, 8/30/2030)
Total Direct Credit					1,512,341

Direct Equity - 49.6%
Asia - Pacific - 3.4%
SLP Rainbow Co-Invest, L.P.*[9]	Consumer Staples	Limited partnership interest	10/1/2022		12,444,103
SLP Redwood Co-Invest, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		9,561,924
Total Asia - Pacific					22,006,027

Europe - 16.5%
Bach Co-investment L.P.1*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		37,842,824
EQT VIII Co-Investment (D) SCSp*[8]	Health Care	Limited partnership interest	10/1/2022		19,676,668
Kirk Beauty Co-Investment Limited Partnership*[8]	Consumer Discretionary	Limited partnership interest	10/1/2022		5,722,691
Mayfair Olympic Holdco Limited*[8,9]	Utilities	Ordinary Shares	10/1/2022	1,243,556	11,753,519
Neptune Co-Investment, L.P.*[3,9]	Energy	Limited partnership interest	10/1/2022		1,500,687
SLP Jewel Co-Invest, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		6,971,036
SLP Mistral Co-Invest, L.P.*[9]	Financials	Limited partnership interest	10/1/2022		17,189,772
SLP Zephyr Investors, L.P.*[9]	Communication Services	Limited partnership interest	10/1/2022		6,934,198
Total Europe					107,591,395

North America - 29.7%
ACP Canopy Co-Invest LLC*[9]	Health Care	Limited liability company interest	11/1/2022	20,082	27,084,443
ACP Ukulele Co-Invest LP*[9]	Health Care	Limited partnership interest	3/4/2024	25,671	5,864,816
Ares EPIC Co-Invest Delaware Feeder, L.P.*[3]	Energy	Limited partnership interest	10/1/2022		4,259,906
Ares EPIC Co-Invest II L.P.*[3]	Energy	Limited partnership interest	10/1/2022		11,990,731
Carlyle Sabre Coinvestment, L.P.*[9]	Industrials	Limited partnership interest	10/1/2022		13,446,727
CC AEC Co-Invest L.P.*[9]	Health Care	Limited partnership interest	10/1/2022	5,065	4,071,839
Centeotl Co-Invest B, L.P.*[9]	Consumer Staples	Limited partnership interest	5/15/2023		5,725,210
COP Exterminators Investment, LLC *[9]	Consumer Staples	Limited liability company interest	7/28/2023	8,035,714	9,057,208
Ergotron Investments, LLC*[9]	Industrials	Limited liability company interest	10/1/2022	50,000	6,585,329
Ishtar Co-Invest-B LP3,9	Consumer Staples	Limited partnership interest	11/4/2022		36,451,037
LB Vacation Blocker LLC*[9]	Real Estate	Limited liability company interest	4/10/2023	2,902,688	6,634,674
Oshun Co-Invest-B LP*[3,9]	Consumer Staples	Limited partnership interest	11/4/2022		5,739,681
PT Co-Invest II, L.P.*[9]	Financial Technology	Limited partnership interest	8/28/2023		12,266,761
RCP Monte Nido Co-Investment Fund, L.P.*[9]	Health Care	Limited partnership interest	4/10/2023		5,712,859

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

Investments - 104.4%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Direct Investments (Continued)
Direct Equity (Continued)
North America (Continued)
SLP Blue Co-Invest, L.P.*[9]	Information Technology	Limited partnership interest	10/1/2022		8,925,166
SLP West Holdings Co-Invest II, L.P.[5]	Communication Services	Limited partnership interest	10/1/2022		8,530,392
TPG VII Renown Co-Invest II, L.P.*[9]	Consumer Discretionary	Limited partnership interest	10/1/2022		-
VCP Tech24 Co-Invest Aggregator, L.P.*[9]	Business Services	Limited partnership interest	5/15/2024	5,000	5,000,000
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class A Preferred Units	10/1/2022	12,761	15,124,922
WPP Fairway Aggregator B, L.P.*[9]	Consumer Staples	Class B Common Units	10/1/2022	12,761	1,290,476
Total North America					193,762,177
Total Direct Equity					323,359,599
Total Direct Investments (Cost $254,784,813) - 49.8%					324,871,940

Investment Funds - 53.8%¹ʼ²
Asia - Pacific - 4.2%
BPEA Private Equity Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		7,120,730
BPEA Private Equity Fund VII, SCSp[3]		Limited partnership interest	10/1/2022		20,030,422
Total Asia - Pacific					27,151,152

Europe - 14.3%
CVC Capital Partners VI (D) S.L.P.[3,8]		Limited partnership interest	10/1/2022		11,262,374
CVC Capital Partners VII (A) L.P.[3,8]		Limited partnership interest	10/1/2022		21,911,489
EQT IX (No.1) EUR SCSp*[3,8]		Limited partnership interest	10/1/2022		13,059,152
EQT VII (No.1) Limited Partnership*[3,8]		Limited partnership interest	10/1/2022		6,821,073
EQT VIII (No.1) SCSp*[3,8]		Limited partnership interest	10/1/2022		17,958,124
Sixth Cinven Fund (No. 2) Limited Partnership[3,8]		Limited partnership interest	10/1/2022		22,517,102
Total Europe					93,529,314

North America - 35.3%
Ares Corporate Opportunities Fund V, L.P.*[3]		Limited partnership interest	10/1/2022		14,190,040
Ares Corporate Opportunities Fund VI Parallel (TE), L.P.[3]		Limited partnership interest	10/1/2022		23,668,370
Ares Energy Opportunities Fund B, L.P.[3]		Limited partnership interest	10/1/2022		9,555,929
Bansk Fund I-B, L.P.[3]		Limited partnership interest	9/13/2023		5,082,738
Carlyle International Energy Partners II S.C.Sp.[3]		Limited partnership interest	10/1/2022		9,947,681
Carlyle Partners VI, L.P.[3,4]		Limited partnership interest	10/1/2022		2,687,056
Carlyle Partners VII, L.P.[3]		Limited partnership interest	10/1/2022		11,098,998
Catterton Partners VII, L.P.*[3]		Limited partnership interest	10/1/2022		11,127,585
Gridiron Capital (Parallel) Fund V, L.P.*[3]		Limited partnership interest	11/27/2023		2,268,617
Insignia Capital Partners, L.P.[3,4]		Limited partnership interest	10/1/2022		9,514,763
Kinderhook Capital Fund IV, L.P.*		Limited partnership interest	10/1/2022		27,236
Kinderhook Reinvestment Fund IV2, L.P.*		Limited partnership interest	12/28/2023		312,193
Lightyear Fund III, L.P.[3,4]		Limited partnership interest	10/1/2022		1,871,033

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC
Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

Investments - 104.4%⁷	Sector	Investment Type	Acquisition Date	Shares	Fair Value
Investment Funds (Continued)
North America (Continued)
Nautic Partners VI-A, L.P.[3]		Limited partnership interest	10/1/2022		1,899,051
Revelstoke Capital Partners Fund III, L.P.[3]		Limited partnership interest	8/22/2023		2,844,660
Riverstone Global Energy and Power Fund VI, L.P.[3]		Limited partnership interest	10/1/2022		4,330,801
Riverstone Non-ECI Partners, L.P.[3]		Limited partnership interest	10/1/2022		9,319,250
Silver Lake Partners IV, L.P.[3,4]		Limited partnership interest	10/1/2022		17,267,697
Silver Lake Partners V, L.P.[3,4]		Limited partnership interest	10/1/2022		19,042,600
SK Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		16,861,370
SL SPV-2, L.P.		Limited partnership interest	10/1/2022		7,898,392
SunTx Capital Partners II, L.P.*		Limited partnership interest	10/1/2022		13,853,199
TPG HealthCare Partners, L.P.[3]		Limited partnership interest	10/1/2022		5,754,713
TPG Partners VI, L.P.[3]		Limited partnership interest	10/1/2022		1,500,429
TPG Partners VIII, L.P.[3]		Limited partnership interest	10/1/2022		20,381,631
WestView Capital Partners III, L.P.*[3]		Limited partnership interest	10/1/2022		5,794,086
Wind Point Partners VII-B, L.P.*[3]		Limited partnership interest	10/1/2022		439,099
Wind Point Partners X-B, L.P.*[3]		Limited partnership interest	4/5/2024		2,228,422
Total North America					230,767,639
Total Investment Funds (Cost $399,924,896) - 53.8%					351,448,105

Short-Term Investments - 0.8%
North America - 0.8%
Fidelity Institutional Government Portfolio - Class I, 5.21%[6]				5,422,853	5,422,853
Total Short-Term Investments (Cost $5,422,853) - 0.8%					5,422,853

Total Investments (Cost $660,132,562) - 104.4%					681,742,898
Net Other Assets (Liabilites) - (4.4%)					(28,374,620)
Total Net Assets - 100.0%					$653,368,278

*	Investment is non-income producing.
[1]	Direct Investments and Investment Funds are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been acquired on various dates and for different amounts. The acquisition date is shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2024 was $676,320,045, or 103.6% of net assets. As of June 30, 2024, the aggregate cost of each investment restricted to resale was $414,529, $1,097,812, $11,121,157, $8,594,339, $21,223,189, $16,543,757, $5,456,837, $7,914,290, $9,812,065, $5,874,561, $14,163,156, $7,821,866, $20,081,967, $5,085,250, $5,922,469, $9,589,902, $9,874,488, $5,068,258, $5,160,290, $9,000,000, $5,000,000, $6,811,827, $5,237,381, $3,424,171, $10,048,844, $6,015,251, $8,729,538, $6,510,522, $5,091,800, $5,285,149, $12,760,794, $49,354, $12,010,014, $20,753,636, $14,250,487, $20,389,526, $12,728,876, $8,250,764, $21,741,801, $24,563,089, $15,560,108, $20,433,921, $11,488,344, $3,859,724, $12,525,949, $4,769,340, $10,295,570, $16,499,676, $2,187,710, $28,598,419, $1,731,471, $312,193, $2,042,794, $5,232,551, $3,093,490, $13,176,653, $5,355,449, $15,655,618, $18,629,812, $21,116,445, $5,426,980, $6,655,799, $5,546,860, $2,945,004, $18,770,694, $9,515,956, $1,762,976 and $2,047,197 respectively, totaling $654,709,709.
[2]	Direct Investments and Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager, or adviser.
[3]	Investment has been committed to but has not been fully funded by the Fund.
[4]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Splitter Partnership.
[5]	All or a portion of this security is held through a consolidated Subsidiary, CC PMF Blocker, LLC.
[6]	The rate is the annualized seven-day yield as of June 30, 2024.
[7]	Investments are held through CC PMF Holdings, LLC, a consolidated Subsidiary, unless otherwise denoted.
[8]	Foreign security denominated in U.S. Dollars.
[9]	The fair value of the investment was determined using significant unobservable inputs.

See accompanying notes to the Consolidated Schedule of Investments.

Constitution Capital Access Fund, LLC
Notes To Consolidated Schedule of Investments
June 30, 2024 (Unaudited)

Note 1 - Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its valuation designee to perform fair value determinations and approved valuation procedures for the Fund.

The Fund invests, under normal circumstances, in a broad portfolio of Private Assets and values them at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

Where available, the Fund uses the net asset value (“NAV”) reported by the Direct Investments and Investment Funds as a practical expedient in determining their fair values. If the Adviser determines that the most recent NAV reported is not indicative of fair value or if a NAV is not reported to the Fund, a fair value determination is made by the Adviser in accordance with the Fund’s valuation procedures. In making a fair value determination for the Fund’s interests or shares in Investment Funds, the Adviser considers, among other things, information provided by the Investment Funds, including quarterly unaudited financial statements and cash flow activity observed during the valuation period. The Adviser will review the appropriateness of the valuation based on any new information or changes in assumptions regarding the security, reliable public information, actual trade prices or other information that becomes available subsequent to the most recently reported NAV.

The Fund’s Direct Investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, in making a fair value determination for the Direct Investments, the Adviser may utilize information provided by the sponsor of the Direct Investment, including quarterly unaudited financial statements, financial forecasts, and cash flow activity observed during the valuation period. The Adviser may also utilize the cost of the investment, present value or other subjective income and market based valuation techniques. These techniques may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser has established an internal valuation committee consisting of senior members of the organization to review and approve valuations related to the Direct Investments and Investment Funds as of each valuation date.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued based on their respective market price adjusted for potential restrictions on the transfer or sale of such securities.

Note 2 – Fair Value Measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price), or in the absence of a principal market, the most advantageous market for the asset, and establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Adviser. Unobservable inputs reflect the Adviser’s assumption about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. The types of financial instruments included in Level 1 are listed unrestricted securities, equities and listed derivatives, if any, listed in active markets.

Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly in active markets as of the reporting date, and fair value that is determined using models or other valuation methodologies. Financial instruments in this category generally include corporate bonds and loans, less liquid and restricted securities listed in active markets, securities traded in other than active markets, government and agency securities, certain over-the-counter derivatives and interests in Private Assets whose fair value is predominantly attributable to investments in Level 1 type securities. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 – Inputs that are unobservable for the asset or liability and that include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Financial instruments in this category generally include equity and debt positions in private companies, and nonredeemable investments in alternative investment funds, non-investment grade residual interests in securitizations, collateralized loan obligations, and certain over-the-counter derivatives, if any, where the fair value is based on unobservable inputs.

Constitution Capital Access Fund, LLC
Notes To Consolidated Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

ASC 820 permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported net asset value (“NAV”) per share, or its equivalent, without further adjustment as a practical expedient for its fair value. Accordingly, the Fund may utilize the NAV per share as reported by certain Private Assets as of a measurement date as a practical expedient for its fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments
Direct Investments	$-	$33,929,751	$274,691,552	$308,621,303
Investment Funds	-	7,898,392	-	7,898,392
Short-Term Investments	5,422,853	-	-	5,422,853
NAV as practical expedient				359,800,350
Total Investments	$5,422,853	$41,828,143	$274,691,552	$681,742,898